Advisors Capital Tactical Fixed Income Fund
	Schedule of Investments
	June 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Fixed Income
411,300	Invesco Variable Rate Preferred ETF	$ 9,854,748
232,700	iShares 0-5 Year High Yield Corporate Bond ETF	9,819,940
389,100	iShares 10+ Year Investment Grade Corporate Bond ETF	19,470,564
263,100	iShares Broad USD Investment Grade Corporate Bond ETF	13,210,251
324,600	iShares iBonds Dec 2029 Term Corporate ETF	7,358,682
230,700	iShares iBonds Dec 2030 Term Corporate ETF	4,904,682
603,200	iShares iBonds Dec 2031 Term Corporate ETF	12,238,928
393,300	SPDR® Bloomberg Short Term High Yield Bond ETF	9,820,701
122,600	Vanguard Intermediate-Term Corporate Bond ETF	9,799,418
Total for Exchange Traded Funds (Cost - $95,720,631)		96,477,914	98.61%

MONEY MARKET FUNDS
1,525,573	Goldman Sachs Financial Square Government Fund
	Institutional Shares 5.22% *	1,525,573	1.56%
	(Cost - $1,525,573)

	Total Investments	98,003,487	100.17%
	(Cost - $97,246,204)

	Liabilities in Excess of Other Assets	(168,537)	-0.17%

	Net Assets	$ 97,834,950	100.00%

* The Yield shown represents the 7-day yield at June 30, 2024.